Commitments and Contingencies - Narrative (Detailsl)	12 Months Ended
Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Loss Contingency Accrual	$ 0
Document Period End Date	Dec. 31, 2018
Time Charter-in Vessel
Commitments and Contingencies [Line Items]
Vessels time charter-in	1
Operating Leases, Future Minimum Payments Due	$ 2,764,000
Contract Termination | Scorpio Commercial & Scorpio Ship Management
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 3,773,000
Termination fees (commissions) expected to be paid for a determined time period	3 months
Exhaust cleaning system [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Number of vessels	18
Scrubber installation cost	$ 41,900,000
Unpaid Scrubber installation cost	$ 40,700,000